Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-42515
Entity Registrant Name	TEN Holdings, Inc.
Entity Central Index Key	0002030954
Entity Tax Identification Number	99-1291725
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o Studio
Entity Address, Address Line Two	1 Rockefeller Plaza
Entity Address, Address Line Three	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	1.800
Local Phone Number	909.9598
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XHLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false